SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2023
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION	15. SUPPLEMENTAL CASH FLOW INFORMATION There were no non-cash transactions during the period ended June 30, 2023 and 2022.